NET INCOME PER SHARE (Details) - Pre-funded warrants - Class A ordinary shares	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants to purchase shares of ordinary shares | shares	53,600,000
Warrants exercise price | $ / shares	$ 0.00001